Note 30 - Financial Instruments - Exposure to Risk (Details) R in Thousands	Dec. 31, 2018 ZAR (R)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 ZAR (R)	Dec. 31, 2017 USD ($)
Currency risk [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	R 57	$ 1,968,000		R 57	$ 601,000
Currency risk [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	57	8,147,000	[1]	57	601,000
Effect of possible strengthening or weakening	3	388,000		3	30,000
Currency risk [member] | Trade and other receivables [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		126,000
Effect of possible strengthening or weakening		6,000
Currency risk [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		(345,000)
Effect of possible strengthening or weakening		(16,000)
Currency risk [member] | Term loan [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		(5,960,000)	[1]
Effect of possible strengthening or weakening		(283,000)
Interest rate risk [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		11,187,000			12,756,000
Interest rate risk [member] | Term loan facility [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		5,960,000			1,486,000
Interest rate risk , increase by 100 basis points [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		(60)			(15)
Interest rate risk , increase by 100 basis points [member] | Term loan and bank overdraft [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		111,000			128,000
Interest rate risk, decrease by 100 basis points [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		60			15
Interest rate risk, decrease by 100 basis points [member] | Term loan and bank overdraft [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		$ (111,000)			$ (128,000)

[1]	Of the cash and cash equivalents and term loan facility $6,560 (2017:Nil) and $5,960 (2017:Nil) are denominated in RTGS$ respectively.